Other current and non-current financial liabilities - Additional Information (Details) € in Thousands	1 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2021 EUR (€)	Jun. 30, 2024 EUR (€)	Dec. 31, 2024 EUR (€) tranche	Dec. 31, 2023 EUR (€) tranche	Dec. 31, 2022 EUR (€) tranche	Dec. 31, 2020 EUR (€)
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Number of tranches for the right to exercise a sale option | tranche			3	3	3
Consideration paid in cash			€ 19,307	€ 117,686	€ 585
Written put options on non-controlling interests			0	22,102
Written put options on non-controlling interests			146,338	136,466
Thom Browne non-controlling interest shareholders | Non-controlling interests options reserve
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Other reserves			€ 92,788	162,066		€ 162,066
Thom Browne
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Proportion of ownership interests held by non-controlling interests			8.00%
Consideration paid in cash		€ 22,752
Group’s percentage interest		92.00%
Written put options on non-controlling interests		€ 22,752	€ 0	22,102
Other changes		€ 3,697
Written put options on non-controlling interests			127,072	116,456
Written put options on non-controlling interests			€ 138,558
Thom Browne | Tranche one
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Proportion of ownership interests held by non-controlling interests			5.00%
Thom Browne | Tranche two
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Proportion of ownership interests held by non-controlling interests			3.00%
Thom Browne | Thom Browne brand
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Percentage of additional interest acquired in subsidiary	5.00%
Consideration paid in cash	€ 30,653
Thom Browne | Written put options
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Proportion of ownership interests held by non-controlling interests	10.00%		15.00%
Percentage of additional interest acquired in subsidiary		2.00%
Thom Browne | MrThom Browne | Written put options
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Number of tranches for the right to exercise a sale option | tranche			2
Thom Browne | MrThom Browne | Written put options | Tranche one
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Proportion of ownership interests held by non-controlling interests			5.00%
Thom Browne | MrThom Browne | Written put options | Tranche two
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Proportion of ownership interests held by non-controlling interests			3.00%
Dondi
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Written put options on non-controlling interests			€ 19,266	€ 20,010
Dondi | Written put options
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Proportion of ownership interests held by non-controlling interests			35.00%
Number of tranches for the right to exercise a sale option | tranche			2